Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value Hierarchy

The following table presents our assets and liabilities that are measured at fair value and are categorized using the fair value hierarchy.

	As at December 31, 2013
	Level 1	Level 2	Level 3
Assets
Derivative financial assets	—	20,011	—

Total Assets	—	20,011	—

Liabilities
Derivative financial liabilities	—	368	—

Total Liabilities	—	368	—

	As at December 31, 2014
	Level 1	Level 2	Level 3
Assets
Derivative financial assets	—	8,137	—

Total Assets	—	8,137	—

Liabilities
Derivative financial liabilities	—	1,400	—

Total Liabilities	—	1,400	—

Fair Values and Related Carrying Values of Financial Instruments

The fair values and related carrying values of financial instruments that are not required to be remeasured at fair value on the consolidated balance sheets were as follows:

	As at December 31, 2013
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	177,924	177,924	—	177,924	—
Restricted cash	256,426	256,426	—	256,426	—
Trade and other receivables	6,763	6,763	—	6,763	—

Total	441,113	441,113	—	441,113	—

Liabilities
Debt financing	3,442,749	3,425,282	—	3,425,282	—
Capital lease obligation	94,043	87,384	—	87,384	—

Total	3,536,792	3,512,666	—	3,512,666	—

	As at December 31, 2014
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	111,392	111,392	—	111,392	—
Restricted cash	195,095	195,095	—	195,095	—
Trade and other receivables	11,010	11,010	—	11,010	—

Total	317,497	317,497	—	317,497	—

Liabilities
Debt financing	4,465,187	4,572,515	—	4,572,515	—
Capital lease obligation	83,261	84,235	—	84,235	—

Total	4,548,448	4,656,750	—	4,656,750	—